Average Annual Total Returns{- Fidelity® Pacific Basin Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Pacific Basin Fund	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 1 year	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 5 years	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 10 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 1 year	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 5 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 10 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 10 years	F0342 Past 1 year	F0342 Past 5 years	F0342 Past 10 years
Total	32.21%	10.64%	10.89%	32.10%	9.62%	9.64%	19.36%	8.37%	8.70%	20.15%	7.08%	6.26%